Long Term Payable (Tables)	12 Months Ended
Jun. 30, 2025
Long Term Payable [Abstract]
Schedule of Weighted-Average Remaining Loan Term
As of June 30, 2025
Long-term accounts payable-current	$27,601
Unrecognized financing expense	(1,105)
Long-term accounts payable-current, net	$26,496

As of June 30, 2024
Long-term accounts payable-current	$41,587
Unrecognized financing expense	(1,110)
Long-term accounts payable-current, net	$40,477

As of June 30, 2024
Long-term accounts payable-non-current	$29,114
Unrecognized financing expense	(3,226)
Long-term accounts payable-non-current, net	$25,888

Schedule of Weighted-Average Remaining Loan Term

The weighted-average remaining loan term and the required rate of return required by the lender is as follows:

As of June 30, 2025
Weighted-average remaining lease term	8 months

The required rate of return required by the lender	6.99%

Schedule of Repayments	The repayment schedule is as follows:
	Payments due by period
	Total	Less than 1 year	1-2 years	2-3 years	More than 3 years
As of June 30, 2025	$41,587	$41,587	$—	$—	$—